UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22777

Investment Company Act File Number

Eaton Vance Municipal Income 2028 Term Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

January 31

Date of Fiscal Year End

October 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Municipal Income 2028 Term Trust

October 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 151.5%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.4%
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	$2,790	$3,136,406

		$3,136,406

Education — 8.5%
Portland Community College District, OR, 3.25%, 6/15/32(1)(2)	$10,250	$10,551,852
Rutgers State University, NJ, 4.00%, 5/1/30(1)	8,425	9,163,030

		$19,714,882

Electric Utilities — 6.0%
Apache County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.50%, 3/1/30	$655	$722,727
Nebraska Public Power District, 5.00%, 1/1/28(3)	1,000	1,217,240
Salt River Agricultural Improvement and Power District, AZ, 5.00%, 12/1/30(1)	10,000	11,795,400

		$13,735,367

General Obligations — 37.6%
Clackamas Community College District, OR, 0.00%, 6/15/28	$1,830	$1,275,986
Clackamas Community College District, OR, 0.00%, 6/15/29	1,000	662,870
Clovis Unified School District, CA, (Election of 2012), 0.00%, 8/1/28	1,000	681,080
Clovis Unified School District, CA, (Election of 2012), 0.00%, 8/1/29	2,395	1,545,398
Clovis Unified School District, CA, (Election of 2012), 0.00%, 8/1/30	2,575	1,574,896
Fort Worth Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/28	2,500	3,112,450
Fresno Unified School District, CA, (Election of 2010), 0.00%, 8/1/30	800	469,880
Fresno Unified School District, CA, (Election of 2010), 0.00%, 8/1/31	955	540,072
Hawaii, 5.00%, 11/1/28(1)(2)	8,000	9,573,760
Illinois, 5.00%, 5/1/33	3,200	3,361,152
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/31	5,000	3,027,100
Pennsylvania, 4.00%, 4/1/29(1)(2)	10,000	10,902,700
Riverside County Community College District, CA, (Election of 2004), 0.00%, 8/1/29	1,500	953,220
Riverside County Community College District, CA, (Election of 2004), 0.00%, 8/1/30	1,250	751,212
San Bernardino Community College District, CA, 4.00%, 8/1/30(1)(2)	10,000	11,030,600
Springfield School District No. 19, Lane County, OR, 0.00%, 6/15/32	4,395	2,737,557
Tempe Union High School District No. 213, AZ, 4.00%, 7/1/29(1)(2)	4,200	4,595,388
Tempe Union High School District No. 213, AZ, 4.00%, 7/1/30(1)(2)	4,350	4,712,137
Texas, (Texas Transportation Commission), 4.00%, 10/1/31(1)(2)	10,000	11,009,500
University City School District, MO, 0.00%, 2/15/32	1,200	778,188
University City School District, MO, 0.00%, 2/15/33	2,850	1,786,779
Washington, 4.00%, 7/1/29(1)	10,000	11,084,100
Wentzville R-IV School District, MO, 0.00%, 3/1/25	600	505,056

		$86,671,081

Hospital — 17.2%
California Health Facilities Financing Authority, (Providence Health & Services), 4.00%, 10/1/28(1)(2)	$10,000	$11,214,200
Delaware Health Facilities Authority, (Nanticoke Memorial Hospital), 5.00%, 7/1/28	2,500	2,740,625
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/28	2,635	3,016,232
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/28	850	1,031,866

Security	Principal Amount (000’s omitted)	Value
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/28	$2,720	$3,315,027
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/29(4)	450	503,555
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/30(4)	1,000	1,119,010
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.50%, 12/1/29	985	1,099,122
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/28	650	776,243
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Health Care System), 4.00%, 11/15/32(1)	10,000	10,498,700
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 4.00%, 6/1/31	2,500	2,740,675
Yavapai County Industrial Development Authority, AZ, (Yavapai Regional Medical Center), 5.00%, 8/1/28	1,500	1,700,310

		$39,755,565

Housing — 7.7%
Pennsylvania Housing Finance Agency, SFMR, (AMT), 3.90%, 10/1/28(1)	$5,500	$5,745,135
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.20%, 10/1/33(1)	1,500	1,596,015
Virginia Housing Development Authority, 3.625%, 1/1/31(1)(2)	10,000	10,330,900

		$17,672,050

Industrial Development Revenue — 5.9%
Louisiana Public Facilities Authority, (Cleco Power LLC), 4.25%, 12/1/38	$2,395	$2,536,185
Massachusetts Development Finance Agency, (Covanta Energy), (AMT), 4.875%, 11/1/27(4)	2,500	2,521,850
Matagorda County Navigation District No. 1, TX, (AEP Texas Central Co.), Series 2008-1, 4.00%, 6/1/30	680	728,348
Matagorda County Navigation District No. 1, TX, (AEP Texas Central Co.), Series 2008-2, 4.00%, 6/1/30	3,000	3,213,300
New Jersey Economic Development Authority, (Continental Airlines), Series 2000A, (AMT), 5.625%, 11/15/30	500	574,065
New Jersey Economic Development Authority, (Continental Airlines), Series 2000B, (AMT), 5.625%, 11/15/30	855	982,310
Public Finance Authority, WI, (Celanese Corp.), 4.05%, 11/1/30	3,000	3,089,520

		$13,645,578

Insured-Electric Utilities — 3.3%
Puerto Rico Electric Power Authority, (AGM), 1.087%, 7/1/29(5)	$2,000	$1,495,220
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	500	545,020
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/30	5,000	5,465,600

		$7,505,840

Insured-General Obligations — 2.9%
Grossmont Union High School District, CA, (Election of 2008), (AGM), 0.00%, 8/1/29	$4,000	$2,527,360
Luzerne County, PA, (AGM), 5.00%, 11/15/29	2,000	2,290,120
McHenry County Community Unit School District No. 12, IL, (AGM), 4.25%, 1/1/29	1,230	1,306,408
Puerto Rico Public Buildings Authority, (NPFG), 6.00%, 7/1/28	500	518,925

		$6,642,813

Insured-Industrial Development Revenue — 1.8%
Massachusetts Port Authority, (Delta Airlines, Inc.), (AMBAC), (AMT), 5.00%, 1/1/27	$4,200	$4,216,674

		$4,216,674

Insured-Special Tax Revenue — 1.5%
Puerto Rico Convention Center District Authority, (AMBAC), 5.00%, 7/1/31	$1,475	$1,478,481
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/35	1,115	367,504
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/28	1,480	1,593,442

		$3,439,427

Security	Principal Amount (000’s omitted)	Value
Insured-Transportation — 4.5%
Foothill/Eastern Transportation Corridor Agency, CA, (AGM), 5.625%, (0.00% until 1/15/24), 1/15/32	$795	$700,482
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	1,340	1,530,173
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/28	8,780	5,582,236
Puerto Rico Highway and Transportation Authority, (AGM), 5.50%, 7/1/31	1,000	1,190,370
Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/20	1,625	1,403,594

		$10,406,855

Insured-Water and Sewer — 2.3%
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/27	$875	$577,351
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/29	1,225	704,412
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/30	1,045	559,127
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/33	5,870	2,553,039
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	1,000	1,028,350

		$5,422,279

Lease Revenue/Certificates of Participation — 0.5%
Michigan Strategic Fund, (Facility for Rare Isotope Beams), 4.00%, 3/1/31	$1,000	$1,075,010

		$1,075,010

Other Revenue — 6.0%
Oregon Department of Administrative Services, Lottery Revenue, 4.00%, 4/1/29(1)	$10,000	$10,989,900
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/32	2,460	2,971,729

		$13,961,629

Senior Living/Life Care — 6.9%
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/28	$1,360	$1,549,394
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 5.75%, 1/1/28	140	174,376
Illinois Finance Authority, (Plymouth Place, Inc.), 5.00%, 5/15/30	2,750	2,972,007
Lancaster Industrial Development Authority, PA, (Garden Spot Village), 5.375%, 5/1/28	600	674,238
Lorain County Port Authority, OH, (Kendal at Oberlin), 5.00%, 11/15/30	1,250	1,412,212
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.125%, 10/1/34	1,500	1,649,805
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 4.00%, 7/1/27	765	799,127
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 4.00%, 7/1/28	910	943,679
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/34	1,060	1,282,017
Public Finance Authority, WI, (Church Home of Hartford, Inc.), 5.00%, 9/1/25(4)	1,200	1,346,364
Savannah Economic Development Authority, GA, (Marshes of Skidaway Island), 6.00%, 1/1/24	500	572,125
Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/29	1,000	1,151,200
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/28	1,200	1,383,540

		$15,910,084

Special Tax Revenue — 16.9%
Lakewood Ranch Stewardship District, FL, (Villages of Lakewood Ranch), 4.25%, 5/1/26	$1,500	$1,534,230
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.50%, 10/1/29	895	981,287
New York Dormitory Authority, Sales Tax Revenue, 4.00%, 3/15/30(1)	10,000	11,096,000
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/30(1)	12,000	14,455,920
Scottsdale Municipal Property Corp., AZ, Excise Tax Revenue, 4.00%, 7/1/30(1)	2,000	2,235,720
Scottsdale Municipal Property Corp., AZ, Excise Tax Revenue, 4.00%, 7/1/31(1)	5,680	6,288,669
Scottsdale Municipal Property Corp., AZ, Excise Tax Revenue, 4.00%, 7/1/32(1)	2,120	2,331,639

		$38,923,465

Security	Principal Amount (000’s omitted)	Value
Student Loan — 3.9%
Massachusetts Educational Financing Authority, (AMT), 4.125%, 1/1/29	$2,000	$2,139,380
Massachusetts Educational Financing Authority, (AMT), 5.00%, 1/1/27	3,000	3,490,620
New Jersey Higher Education Student Assistance Authority, Series 2013-1A, (AMT), 4.00%, 12/1/28	2,000	2,096,780
New Jersey Higher Education Student Assistance Authority, Series 2015-1A, (AMT), 4.00%, 12/1/28	1,310	1,383,923

		$9,110,703

Transportation — 10.3%
Foothill/Eastern Transportation Corridor Agency, CA, 5.90%, (0.00% until 1/15/24), 1/15/27	$2,000	$1,665,720
Grand Parkway Transportation Corp., TX, 4.95%, (0.00% until 10/1/23), 10/1/29	800	741,280
Grand Parkway Transportation Corp., TX, 5.05%, (0.00% until 10/1/23), 10/1/30	1,500	1,387,500
Grand Parkway Transportation Corp., TX, 5.20%, (0.00% until 10/1/23), 10/1/31	2,000	1,844,940
Houston, TX, (United Airlines, Inc.), (AMT), 5.00%, 7/1/29	1,470	1,648,032
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project), 0.00%, 7/1/28	1,240	717,650
Mid-Bay Bridge Authority, FL, 5.00%, 10/1/29	2,725	3,200,376
Port Authority of New York and New Jersey, (AMT), 4.00%, 7/15/36(1)(2)	10,000	10,498,368
Triborough Bridge and Tunnel Authority, NY, 0.00%, 11/15/31	3,325	2,111,874

		$23,815,740

Water and Sewer — 6.4%
Detroit, MI, Water Supply System, 5.25%, 7/1/27	$1,000	$1,118,990
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/30	5,000	5,742,900
Northeast Ohio Regional Sewer District, 4.00%, 11/15/33(1)(2)	7,500	8,025,000

		$14,886,890

Total Tax-Exempt Municipal Securities — 151.5% (identified cost $325,077,208)		$349,648,338

Taxable Municipal Securities — 4.0%

Security	Principal Amount (000’s omitted)	Value
General Obligations — 2.7%
Atlantic City, NJ, 7.00%, 3/1/28	$3,115	$3,319,033
Chicago, IL, 7.375%, 1/1/33	1,000	1,078,330
Chicago, IL, 7.781%, 1/1/35	1,675	1,863,672

		$6,261,035

Insured-Transportation — 1.3%
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/31	$5,805	$3,012,969

		$3,012,969

Total Taxable Municipal Securities — 4.0% (identified cost $7,899,823)		$9,274,004

Institutional MuniFund Term Preferred Shares — 0.9%

Security	Shares	Value
Nuveen Texas Quality Income Municipal Fund, (AMT), 1.53%, 11/1/18(4)(6)	400	$1,996,800

Total Institutional MuniFund Term Preferred Shares — 0.9% (identified cost $2,000,000)		$1,996,800

Total Investments — 156.4% (identified cost $334,977,031)		$360,919,142

Other Assets, Less Liabilities — (56.4)%		$(130,154,059)

Net Assets — 100.0%		$230,765,083

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At October 31, 2016, the concentration of the Trust’s investments in the various states and territories, determined as a percentage of total investments, is as follows:

New York	11.5%
Texas	11.2%
Arizona	10.3%
California	10.2%
Others, representing less than 10% individually	56.8%

The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2016, 11.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 4.9% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $33,099,405.

(3)	When-issued security.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2016, the aggregate value of these securities is $7,487,579 or 3.2% of the Trust’s net assets.

(5)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2016.

(6)	Variable rate security. The stated dividend rate represents the rate in effect at October 31, 2016. Maturity date represents the mandatory redemption date. Each share represents $5,000 par value.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

SFMR	-	Single Family Mortgage Revenue

The Trust did not have any open financial instruments at October 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Trust at October 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$202,799,574

Gross unrealized appreciation	$26,279,863
Gross unrealized depreciation	(95,295)

Net unrealized appreciation	$26,184,568

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2016, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$349,648,338	$—	$349,648,338
Taxable Municipal Securities	—	9,274,004	—	9,274,004
Institutional MuniFund Term Preferred Shares	—	1,996,800	—	1,996,800
Total Investments	$—	$360,919,142	$—	$360,919,142

The Trust held no investments or other financial instruments as of January 31, 2016 whose fair value was determined using Level 3 inputs. At October 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipal Income 2028 Term Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 19, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 19, 2016